Finance Lease Receivable - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of maturity analysis of finance lease payments receivable [line items]
Weighted average interest rate implicit	7.80%		7.80%		8.00%	7.50%
Selling profit (loss) on finance leases	$ 0.0	$ 0.0	$ 6.6	$ 0.0	$ 6.2	$ 14.7	$ 0.0
Income relating to variable lease payments	$ 3.0	$ 1.1	$ 5.9	$ 2.3	$ 5.4	$ 0.1	$ 0.1
Bottom of range [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term			3 years		3 years
Top of range [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Finance lease maturity term			10 years		10 years